Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Income Trust
Entity Central Index Key	0000764624
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class A
Trading Symbol	SDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$97	0.94%
[1]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class A shares of Western Asset Income Fund returned 6.74%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven by non-agency commercial and residential mortgage-backed security exposures
↑	High-yield corporate credit as spreads tightened
↑	Bank loans as spreads tightened

Top detractors from performance:
↓	Duration and yield-curve positioning as U.S. Treasury yields rose
↓	Emerging markets foreign exchange as the U.S. dollar strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield-curve exposure; index swaps to manage emerging market exposure; single-name and index credit default swaps as well as options on index credit default swap to manage credit exposure; currency forwards and options to manage currency exposure; and equity index options for hedging purposes. In aggregate these derivatives had a negative impact on returns over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class A	6.74	2.84	3.26
Class A (with sales charge)	2.67	1.96	2.80
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. Universal Index	4.00	-0.52	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 343,742,203
Holdings Count | $ / shares	475	[2]
Advisory Fees Paid, Amount	$ 3,713,825
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$343,742,203
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,713,825
Portfolio Turnover Rate	95%
[2]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[3],[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class C
Trading Symbol	LWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$171	1.66%
[5]
Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C shares of Western Asset Income Fund returned 6.18%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven by non-agency commercial and residential mortgage-backed security exposures
↑	High-yield corporate credit as spreads tightened
↑	Bank loans as spreads tightened

Top detractors from performance:
↓	Duration and yield-curve positioning as U.S. Treasury yields rose
↓	Emerging markets foreign exchange as the U.S. dollar strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield-curve exposure; index swaps to manage emerging market exposure; single-name and index credit default swaps as well as options on index credit default swap to manage credit exposure; currency forwards and options to manage currency exposure; and equity index options for hedging purposes. In aggregate these derivatives had a negative impact on returns over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C	6.18	2.13	2.53
Class C (with sales charge)	5.18	2.13	2.53
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. Universal Index	4.00	-0.52	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 343,742,203
Holdings Count | $ / shares	475	[6]
Advisory Fees Paid, Amount	$ 3,713,825
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$343,742,203
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,713,825
Portfolio Turnover Rate	95%
[6]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[7],[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C1
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class C1
Trading Symbol	SDSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$144	1.40%
[9]
Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class C1 shares of Western Asset Income Fund returned 6.25%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven by non-agency commercial and residential mortgage-backed security exposures
↑	High-yield corporate credit as spreads tightened
↑	Bank loans as spreads tightened

Top detractors from performance:
↓	Duration and yield-curve positioning as U.S. Treasury yields rose
↓	Emerging markets foreign exchange as the U.S. dollar strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield-curve exposure; index swaps to manage emerging market exposure; single-name and index credit default swaps as well as options on index credit default swap to manage credit exposure; currency forwards and options to manage currency exposure; and equity index options for hedging purposes. In aggregate these derivatives had a negative impact on returns over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class C1	6.25	2.43	2.84
Class C1 (with sales charge)	5.25	2.43	2.84
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. Universal Index	4.00	-0.52	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 343,742,203
Holdings Count | $ / shares	475	[10]
Advisory Fees Paid, Amount	$ 3,713,825
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$343,742,203
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,713,825
Portfolio Turnover Rate	95%
[10]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[11],[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class I
Trading Symbol	SDSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$68	0.66%
[13]
Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class I shares of Western Asset Income Fund returned 7.03%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven by non-agency commercial and residential mortgage-backed security exposures
↑	High-yield corporate credit as spreads tightened
↑	Bank loans as spreads tightened

Top detractors from performance:
↓	Duration and yield-curve positioning as U.S. Treasury yields rose
↓	Emerging markets foreign exchange as the U.S. dollar strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield-curve exposure; index swaps to manage emerging market exposure; single-name and index credit default swaps as well as options on index credit default swap to manage credit exposure; currency forwards and options to manage currency exposure; and equity index options for hedging purposes. In aggregate these derivatives had a negative impact on returns over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class I	7.03	3.15	3.57
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. Universal Index	4.00	-0.52	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 343,742,203
Holdings Count | $ / shares	475	[14]
Advisory Fees Paid, Amount	$ 3,713,825
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$343,742,203
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,713,825
Portfolio Turnover Rate	95%
[14]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[15],[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Western Asset Income Fund
Class Name	Class IS
Trading Symbol	WAGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Income Fund for the period August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$58	0.56%
[17]
Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended July 31, 2025, Class IS shares of Western Asset Income Fund returned 7.15%. The Fund compares its performance to the Bloomberg U.S. Universal Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products, driven by non-agency commercial and residential mortgage-backed security exposures
↑	High-yield corporate credit as spreads tightened
↑	Bank loans as spreads tightened

Top detractors from performance:
↓	Duration and yield-curve positioning as U.S. Treasury yields rose
↓	Emerging markets foreign exchange as the U.S. dollar strengthened versus most currencies
Use of derivatives and the impact on performance:
The Fund used interest rate futures, options and swaps to manage duration and yield-curve exposure; index swaps to manage emerging market exposure; single-name and index credit default swaps as well as options on index credit default swap to manage credit exposure; currency forwards and options to manage currency exposure; and equity index options for hedging purposes. In aggregate these derivatives had a negative impact on returns over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended July 31, 2025

	1 Year	5 Year	10 Year
Class IS	7.15	3.21	3.64
Bloomberg U.S. Aggregate Index	3.38	-1.07	1.66
Bloomberg U.S. Universal Index	4.00	-0.52	2.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 343,742,203
Holdings Count | $ / shares	475	[18]
Advisory Fees Paid, Amount	$ 3,713,825
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of July 31, 2025)

Total Net Assets	$343,742,203
Total Number of Portfolio Holdings*	475
Total Management Fee Paid	$3,713,825
Portfolio Turnover Rate	95%
[18]
Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of July 31, 2025) Portfolio Composition*,† (% of Total Investments)	[19],[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
†	Certain categories may represent less than 0.1%.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Does not include derivatives, except purchased options, if any.

[8]
†	Certain categories may represent less than 0.1%.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
†	Certain categories may represent less than 0.1%.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
†	Certain categories may represent less than 0.1%.